Note 15 - Subsequent Events	12 Months Ended
Dec. 31, 2015
Notes
Note 15 - Subsequent Events

NOTE 15 – Subsequent Events

Subsequent to the year ended December 31, 2015, the Company issued 4,650,000, Sale Shares and 15,724 per sale Commitment Shares under the 2015 Equity Line for aggregate proceeds of $235,740.

Subsequent to the year ended December 31, 2015, the Company made shares issuances to staff and service providers. In issuing these shares we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended. These included: (a) 651,269 restricted common shares to a service provider on January 8, 2016 at a negotiated price of $0.05 per share for deemed aggregate compensation of $32,563; (b) 600 restricted common shares to Employee One on January 1, 2016 at market close price of $0.0614 per share for deemed aggregate compensation of $37; (c) 5,000 restricted common shares to an employee on January 11, 2016 at market close price of $0.064 per share for deemed compensation of $320; and (d) 3,500 restricted common shares at market close price of $0.0559 on March 4, 2015 to a professional athlete endorser for deemed compensation of $196.

Subsequent to the year ended December 31, 2015, on February 1, 2016, the Company's CEO and President & COO executed the following changes to their employment agreements which were approved by the Compensation Committee: (a) temporarily lower the CEO's annual cash compensation by 25% to $97,500 until January 1, 2017, unless reset sooner under the terms of his agreement addendum, and add a share bonus plan using $130,000 per annum as the grant calculation base; and (b) temporarily lower the President & COO's annual cash compensation by 25% to $206,250 until January 1, 2017, unless reset sooner under the terms of the Agreement Addendum, and add a share bonus plan using $275,000 per annum as the grant calculation base.

Subsequent to the year ended December 31, 2015, in February 2015 we executed a private placement unit offering which raised $171,000 through the sale of 4,275,000 units. This offering terminated on March 29, 2016 and was priced at $0.04 per unit with each unit being comprised of one restricted common share price plus one five year warrant exercisable to purchase one restricted common share at $0.055 per share. These shares were issued to four US persons who are accredited investors (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended) or qualified under the terms Rule 506 Regulation D, and in issuing these shares we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

It was management's assessment that there were no other events which should be classified as subsequent events for the period of these financial statements.